Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder's Equity
Summary of warrants issued and outstanding

Canadian denominated warrants
	Weighted
	average	Number of shares issued
	exercise price	or issuable on exercise
Balance - December 31, 2020	$3.96	1,885,195
Issuance of warrants	$9.00	875,917
Issuance of warrants	$5.58	105,110
Exercised warrants	$4.86	(308,230)
Exercised warrants	$3.78	(818,971)
Exercised warrants	$3.78	(442,014)
Warrant expiries	$1.08	(11,111)
Warrant expiries	$4.86	(11,111)
Balance - December 31, 2021	$7.53	1,274,785
Exercised warrants	$3.78	(210,545)
Expired warrants	$3.78	(83,213)
Balance - December 31, 2022	$8.66	981,027

United States Dollar denominated warrants

	Weighted
	average		Number of shares issued or
	exercise price		issuable on exercise
Balance – December 31, 2021		$0.00	—
Issuance of warrants	US$	3.10	2,483,150
Balance - December 31, 2022			2,483,150
Total warrants
Balance - December 31, 2021			1,274,785
Balance - December 31, 2022			3,464,177